ADVANCED SERIES TRUST
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio

Supplement dated April 29, 2013 to the Prospectus dated April 29, 2013

I. In the section of the Prospectus entitled “Summary: AST Goldman Sachs Concentrated Growth Portfolio,” the sub-section entitled “Management of the Portfolio” is revised by deleting the portfolio manager table and substituting the new portfolio manager table appearing below:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Goldman Sachs Asset Management, L.P.	Steven M. Barry	Managing Director	May 2002
AST Investment Services, Inc.		Timothy Leahy, CFA	Managing Director	May 2009
		Stephen E. Becker, CFA	Managing Director	April 2013

II. In the section of the Prospectus entitled “Summary: AST Goldman Sachs Mid-Cap Growth Portfolio,” the sub-section entitled “Management of the Portfolio” is revised by deleting the portfolio manager table and substituting the new portfolio manager table appearing below:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Goldman Sachs Asset Management, L.P.	Steven M. Barry	Managing Director	May 2002
AST Investment Services, Inc.		Jeffrey Rabinowitz, CFA	Managing Director	November 2011

III. In the section of the Prospectus entitled “Portfolio Managers,” the portfolio manager biographical information for the AST Goldman Sachs Concentrated Growth Portfolio is revised by deleting the information pertaining to Joseph B. Hudepohl, CFA, and substituting the following biographical information pertaining to Stephen E. Becker, CFA:

Stephen E. Becker, CFA
Managing Director; Portfolio Manager

Steve is a portfolio manager for the Growth Team. He has primary responsibility for investment research in the retail, apparel, and telecommunication services industries. Along with Steve Barry and Tim Leahy, Steve is also responsible for portfolio construction for the large cap portfolios. Steve is also a member of the US Equity Investment Committee. Steve joined Goldman Sachs in July 1999. He graduated with a BA in Economics from Davidson College in 1999.

IV. In the section of the Prospectus entitled “Portfolio Managers,” the portfolio manager biographical information for the AST Goldman Sachs Mid-Cap Growth Portfolio is revised by deleting the information pertaining to Scott G. Kolar, CFA.

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